OPPENHEIMER REVENUE WEIGHTED ETF TRUST

OPPENHEIMER LARGE CAP REVENUE ETF
OPPENHEIMER MID CAP REVENUE ETF
OPPENHEIMER SMALL CAP REVENUE ETF
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
OPPENHEIMER ADR REVENUE ETF
OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
OPPENHEIMER GLOBAL GROWTH REVENUE ETF

Supplement dated December 18, 2015 to the Prospectus dated October 28, 2015, as supplemented

This Supplement to the Prospectus supersedes and replaces the Supplement to the Prospectus dated December 10, 2015.

Effective December 18, 2015, the RevenueShares ETF Trust changed its name to the Oppenheimer Revenue Weighted ETF Trust. Therefore, all references to “RevenueShares ETF Trust” are hereby replaced with “Oppenheimer Revenue Weighted ETF Trust.”

Effective December 18, 2015, all references to each Fund’s “Prior Fund Name” and “Prior CUSIP” are hereby replaced with the corresponding “New Fund Name” and “New CUSIP,” respectively, as set forth below:

Ticker	Prior Fund Name	New Fund Name	Prior CUSIP	New CUSIP
RWL	RevenueShares Large Cap Fund	Oppenheimer Large Cap Revenue ETF	761396100	68386C 104
RWK	RevenueShares Mid Cap Fund	Oppenheimer Mid Cap Revenue ETF	761396209	68386C 203
RWJ	RevenueShares Small Cap Fund	Oppenheimer Small Cap Revenue ETF	761396308	68386C 302
RWW	RevenueShares Financials Sector Fund	Oppenheimer Financials Sector Revenue ETF	761396506	68386C 807
RTR	RevenueShares ADR Fund	Oppenheimer ADR Revenue ETF	761396605	68386C 500
RWV	RevenueShares Navellier Overall A-100 Fund	Oppenheimer Navellier Overall A-100 Revenue ETF	761396704	68386C 609
RDIV	RevenueShares Ultra Dividend Fund	Oppenheimer Ultra Dividend Revenue ETF	761396886	68386C 401
RGRO	RevenueShares Global Growth Fund	Oppenheimer Global Growth Revenue ETF	761396878	68386C 708

Please retain this Supplement with your Prospectus for future reference.

OPPENHEIMER REVENUE WEIGHTED ETF TRUST

OPPENHEIMER CONSUMER DISCRETIONARY SECTOR REVENUE ETF
OPPENHEIMER CONSUMER STAPLES SECTOR REVENUE ETF
OPPENHEIMER EMERGING MARKET REVENUE ETF
OPPENHEIMER ENERGY SECTOR REVENUE ETF
OPPENHEIMER HEALTH CARE SECTOR REVENUE ETF
OPPENHEIMER INDUSTRIALS SECTOR REVENUE ETF
OPPENHEIMER INFORMATION TECHNOLOGY SECTOR REVENUE ETF
OPPENHEIMER MATERIALS SECTOR REVENUE ETF
OPPENHEIMER UTILITIES SECTOR REVENUE ETF

Supplement dated December 18, 2015 to the Prospectus dated October 28, 2015, as supplemented

This Supplement to the Prospectus supersedes and replaces the Supplement to the Prospectus dated December 10, 2015.

Effective December 18, 2015, the RevenueShares ETF Trust changed its name to the Oppenheimer Revenue Weighted ETF Trust. Therefore, all references to “RevenueShares ETF Trust” are hereby replaced with “Oppenheimer Revenue Weighted ETF Trust.”

Effective December 18, 2015, all references to each Fund’s “Prior Fund Name” and “Prior CUSIP” are hereby replaced with the corresponding “New Fund Name” and “New CUSIP,” respectively, as set forth below:

Prior Fund Name	New Fund Name	Prior CUSIP	New CUSIP
RevenueShares Consumer Discretionary Sector Fund	Oppenheimer Consumer Discretionary Sector Revenue ETF	N/A	68386C 880
RevenueShares Consumer Staples Sector Fund	Oppenheimer Consumer Staples Sector Revenue ETF	N/A	68386C 872
RevenueShares Emerging Market Fund	Oppenheimer Emerging Market Revenue ETF	761396803	68386C 864
RevenueShares Energy Sector Fund	Oppenheimer Energy Sector Revenue ETF	N/A	68386C 856
RevenueShares Health Care Sector Fund	Oppenheimer Health Care Sector Revenue ETF	N/A	68386C 849
RevenueShares Industrials Sector Fund	Oppenheimer Industrials Sector Revenue ETF	N/A	68386C 831
RevenueShares Information Technology Sector Fund	Oppenheimer Information Technology Sector Revenue ETF	761396407	68386C 823
RevenueShares Materials Sector Fund	Oppenheimer Materials Sector Revenue ETF	N/A	68386C 815
RevenueShares Utilities Sector Fund	Oppenheimer Utilities Sector Revenue ETF	N/A	68386C 799

Please retain this Supplement with your Prospectus for future reference.

OPPENHEIMER REVENUE WEIGHTED ETF TRUST

OPPENHEIMER LARGE CAP REVENUE ETF
OPPENHEIMER MID CAP REVENUE ETF
OPPENHEIMER SMALL CAP REVENUE ETF
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
OPPENHEIMER ADR REVENUE ETF
OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
OPPENHEIMER GLOBAL GROWTH REVENUE ETF
OPPENHEIMER CONSUMER DISCRETIONARY SECTOR REVENUE ETF
OPPENHEIMER CONSUMER STAPLES SECTOR REVENUE ETF
OPPENHEIMER EMERGING MARKET REVENUE ETF
OPPENHEIMER ENERGY SECTOR REVENUE ETF
OPPENHEIMER HEALTH CARE SECTOR REVENUE ETF
OPPENHEIMER INDUSTRIALS SECTOR REVENUE ETF
OPPENHEIMER INFORMATION TECHNOLOGY SECTOR REVENUE ETF
OPPENHEIMER MATERIALS SECTOR REVENUE ETF
OPPENHEIMER UTILITIES SECTOR REVENUE ETF

Supplement dated December 18, 2015 to the Statement of Additional Information (“SAI”) dated October 28, 2015, as supplemented

This Supplement to the SAI supersedes and replaces the Supplement to the SAI dated December 10, 2015.

Effective December 18, 2015, the RevenueShares ETF Trust changed its name to the Oppenheimer Revenue Weighted ETF Trust. Therefore, all references to “RevenueShares ETF Trust” are hereby replaced with “Oppenheimer Revenue Weighted ETF Trust.”

Effective December 18, 2015, all references to each Fund’s “Prior Fund Name” and “Prior CUSIP” are hereby replaced with the corresponding “New Fund Name” and “New CUSIP,” respectively, as set forth below:

Ticker	Prior Fund Name	New Fund Name	Prior CUSIP	New CUSIP
RWL	RevenueShares Large Cap Fund	Oppenheimer Large Cap Revenue ETF	761396100	68386C 104
RWK	RevenueShares Mid Cap Fund	Oppenheimer Mid Cap Revenue ETF	761396209	68386C 203
RWJ	RevenueShares Small Cap Fund	Oppenheimer Small Cap Revenue ETF	761396308	68386C 302
RWW	RevenueShares Financials Sector Fund	Oppenheimer Financials Sector Revenue ETF	761396506	68386C 807

RTR	RevenueShares ADR Fund	Oppenheimer ADR Revenue ETF	761396605	68386C 500
RWV	RevenueShares Navellier Overall A-100 Fund	Oppenheimer Navellier Overall A-100 Revenue ETF	761396704	68386C 609
RDIV	RevenueShares Ultra Dividend Fund	Oppenheimer Ultra Dividend Revenue ETF	761396886	68386C 401
RGRO	RevenueShares Global Growth Fund	Oppenheimer Global Growth Revenue ETF	761396878	68386C 708
N/A	RevenueShares Consumer Discretionary Sector Fund	Oppenheimer Consumer Discretionary Sector Revenue ETF	N/A	68386C 880
N/A	RevenueShares Consumer Staples Sector Fund	Oppenheimer Consumer Staples Sector Revenue ETF	N/A	68386C 872
N/A	RevenueShares Emerging Market Fund	Oppenheimer Emerging Market Revenue ETF	761396803	68386C 864
N/A	RevenueShares Energy Sector Fund	Oppenheimer Energy Sector Revenue ETF	N/A	68386C 856
N/A	RevenueShares Health Care Sector Fund	Oppenheimer Health Care Sector Revenue ETF	N/A	68386C 849
N/A	RevenueShares Industrials Sector Fund	Oppenheimer Industrials Sector Revenue ETF	N/A	68386C 831
N/A	RevenueShares Information Technology Sector Fund	Oppenheimer Information Technology Sector Revenue ETF	761396407	68386C 823
N/A	RevenueShares Materials Sector Fund	Oppenheimer Materials Sector Revenue ETF	N/A	68386C 815
N/A	RevenueShares Utilities Sector Fund	Oppenheimer Utilities Sector Revenue ETF	N/A	68386C 799

Please retain this Supplement with your SAI for future reference.